Significant Risks and Uncertainties Including Business and Credit Concentrations	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Significant Risks and Uncertainties Including Business and Credit Concentrations

5) Significant Risks and Uncertainties Including Business and Credit Concentrations

Each of the Vessels is employed under long-term fixed rate charters, which mitigates earnings risk. The Partnership’s operational results are dependent on the worldwide market for shuttle tankers and timing of entrance into long-term charters. Market conditions for shipping activities are typically volatile, and, as a consequence, the hire rates may vary from year to year. The market is mainly dependent upon two factors: the supply of vessels and the overall growth in the world economy. The general supply of vessels is impacted by the combination of newbuilds, demolition activity of older vessels and legislation that limits the use of older vessels or new standards for vessels used in specific trades.

As of December 31, 2017, all of the Partnership’s Vessel crews, which are employed through KOAS were represented by collective bargaining agreements that are renegotiated annually, or bi-annually.

The Partnership did not incur any loss relating to its customers during the years ended December 31, 2017, 2016 and 2015.

The following table presents time charter and bareboat revenues and percentage of revenues for customers that accounted for more than 10% of the Partnership’s revenues during the years ended December 31, 2017, 2016 and 2015. All of these customers are subsidiaries of major international oil companies, except KNOT, which was chartering the Windsor Knutsen from July 2014 until the vessel was redelivered to Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell (“Shell”) in October 2015.

	Year Ended December 31,
(U.S. Dollars in thousands)	2017		2016		2015
Eni Trading and Shipping S.p.A.	$46,441	22%	$47,001	27%	$46,806	30%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	45,115	21%	45,236	26%	40,618	26%
Statoil ASA	23,189	11%	21,760	13%	23,203	15%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	28,129	13%	20,904	12%	19,789	13%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	51,259	24%	20,496	12%	4,466	3%
Standard Marine Tønsberg AS, a Norwegian subsidiary of ExxonMobil	17,634	8%	17,482	10%	3,637	2%
KNOT	—	—	—	—	16,231	11%
Galp Sinopec Brazil Services B.V.	734	1%	—	—	—	—

The Partnership has financial assets that expose it to credit risk arising from possible default by a counterparty. The Partnership considers its counterparties to be creditworthy banking and financial institutions and does not expect any significant loss to result from non-performanceby such counterparties. The maximum loss due to credit risk that the Partnership would incur if counterparties failed completely to perform would be the carrying value of cash and cash equivalents, and derivative assets. The Partnership, in the normal course of business, does not demand collateral from its counterparties.